Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended								12 Months Ended								1 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 10, 2012	Sep. 30, 2012	Dec. 31, 2012 Oak Hollow Square [Member]	Dec. 31, 2011 Oak Hollow Square [Member]	Dec. 31, 2012 Unsecured Term Loans [Member]	Dec. 31, 2011 Unsecured Term Loans [Member]	Dec. 31, 2012 Non Recourse Loans On Operating Properties [Member]	Dec. 31, 2011 Non Recourse Loans On Operating Properties [Member]	Dec. 31, 2012 Interest Rate Cap [Member]	Mar. 31, 2012 Interest Rate Cap [Member]	Feb. 28, 2013 Statesboro Crossing [Member]	Dec. 31, 2012 Westmoreland Mall [Member]	Jan. 31, 2013 Woodstock GA Investments LLC [Member]	Dec. 31, 2012 Woodstock GA Investments LLC [Member]	May 31, 2012 Woodstock GA Investments LLC [Member]	Feb. 22, 2013 Unsecured Line of Credit 4 FTB [Member]	Feb. 28, 2013 Unsecured Line of Credit 5 FTB [Member]	Feb. 22, 2013 Unsecured Line of Credit 5 FTB [Member]	Feb. 28, 2013 Minimum [Member] Unsecured Line of Credit 4 FTB [Member]	Feb. 22, 2013 Minimum [Member] Unsecured Line of Credit 4 FTB [Member]	Feb. 28, 2013 Maximum [Member] Unsecured Line of Credit 4 FTB [Member]	Feb. 22, 2013 Maximum [Member] Unsecured Line of Credit 4 FTB [Member]	Dec. 31, 2013 Jinsheng [Member]	Jan. 31, 2013 Jinsheng [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																							$ 100,000		$ 50,000
Decrease in basis spread																										10000.00%		17500.00%
Basis spread on variable rate									90000.00%																19000.00%		15500.00%		21000.00%
Business Acquisition, Percentage of Voting Interests Acquired								30.00%													75.00%
Increase (Decrease) in Principal Payments on Contract Receivables																				3,525
Loan purchased, cost																						6,581
Retirement of term loan		77,500																13,482
Notional amount																123,875	125,000
Strike rate																5.00%
Mortgage and other indebtedness		4,745,683		4,489,355
Mortgage and other indebtedness, variable-rate debt		951,174		756,000								228,000	409,590	123,875	168,750
Impairment of Real Estate		24,379	[1]	51,304	[1]	1,156	[1]			255	729
Carrying value of assets pledged as collateral																			63,639
Proceeds from Sale and Maturity of Available-for-sale Securities	$ 12,000
Debt Instrument, Maturity Date																								Feb. 01, 2018						May 28, 2013
Debt Instrument, Interest Rate, Stated Percentage																															8.00%
Increased Interest Rate After Maturity date																															30.00%

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.